CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS (USED) BY OPERATING ACTIVITIES:
Net loss	$ (5,030,873)	$ (212,015)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	37,154	7,685
Compensatory stock and warrants	84	26,997
Issuance of convertible notes for past due services	$ 320,000	262,000
Bad debt expense		(16,007)
Fair value adjustment of convertible note	$ (185,817)	$ (3,359,968)
Reserve for abandoned assets	5,629
Amortization of debt discount	3,512,756	$ 990,842
Minority interest	21,596
Changes in operating assets and liabilities:
Accounts receivable	(3,056)	$ 41,677
Prepaid expenses and other assets	(5,526)	27,237
Inventories	$ (85,046)	$ 71,631
Deferred revenue
Accounts payable and accrued liabilities	$ 2,489,463	$ 1,426,981
Net cash (used) in operating activities	1,076,364	(732,940)
CASH FLOWS (USED) BY INVESTING ACTIVITIES:
Purchase of equipment and fixed assets	(1,023,911)	$ (3,910)
Dividends to World of Beer minority owners	(24,500)
Capitalized pre-opening expenses - World of Beer	$ (207,944)
Trademarks		$ (455)
Net cash (used) in investing activities	$ (1,256,355)	$ (4,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans payable - World of Beer minority owners	50,767
Proceeds from convertible notes payable	$ 146,200	$ 715,000
Proceeds from short-term bridge loans payable		95,505
Proceeds from promissory notes	$ 198,500	$ (60,000)
Other costs of financing	(2,500)
Net cash provided by financing activities	392,967	$ 750,505
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	212,976	13,200
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	20,615	7,415
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 233,591	$ 20,615
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid during the period for interest
Cash paid for taxes
Non-cash investing and financing activities:
Payment of financing fees with issuance of new notes payable
Payment of financing fees with common stock and warrants